INCOME TAXES ( A reconciliation of the income tax provision) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected tax provision at 35%, 35% and 34% for the years ended December 31, 2012, 2011 and 2010, respectively					$ 4,000	$ 4,489	$ 3,509
Effect of income attributable to the period not directly subject to tax					0	(2,551)	(2,347)
Effects of expenses not deductible for tax purposes					624	445	0
(Decrease) increase in valuation allowance on net deferred tax assets					(1,747)	668	1,108
Effects of differences between US and foreign tax rates, net of federal benefit, and other					(1,433)	268	2,230
Provision for income taxes	$ 12,615	$ 310	$ 13,863	$ 2,227	$ 1,444	$ 3,319	$ 4,500